Property and Equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Prepayment amount		¥ 177,325,555
Depreciation expense	¥ 11,540,877	¥ 1,234,129